SHARE BASED COMPENSATION - Outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	1,816,302	1,228,410
Weighted Average Remaining Contractual Life (Years) - outstanding	5 years	4 years
Weighted Average Exercise Price / Share - outstanding	$ 8.95	$ 6.37
Number of options exercisable (in shares) | Options	1,190,288	1,022,060
Weighted Average Exercise Price / Share - exercisable	$ 7.66	$ 6.97
2.30 - 5.00
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	254,060	269,000
Weighted Average Remaining Contractual Life (Years) - outstanding	3 years	4 years
Weighted Average Exercise Price / Share - outstanding	$ 3.02	$ 2.98
Number of options exercisable (in shares) | Options	182,930	120,983
Weighted Average Exercise Price / Share - exercisable	$ 3.17	$ 3.48
5.01 - 5.60
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	200,000	225,000
Weighted Average Remaining Contractual Life (Years) - outstanding	2 years	3 years
Weighted Average Exercise Price / Share - outstanding	$ 5.60	$ 5.60
Number of options exercisable (in shares) | Options	200,000	166,667
Weighted Average Exercise Price / Share - exercisable	$ 5.60	$ 5.60
5.61 - 7.80
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	632,858	732,858
Weighted Average Remaining Contractual Life (Years) - outstanding	4 years	5 years
Weighted Average Exercise Price / Share - outstanding	$ 7.80	$ 7.80
Number of options exercisable (in shares) | Options	632,858	732,858
Weighted Average Exercise Price / Share - exercisable	$ 7.80	$ 7.80
7.81 - 33.30
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	729,384	1,552
Weighted Average Remaining Contractual Life (Years) - outstanding	8 years	5 years
Weighted Average Exercise Price / Share - outstanding	$ 12.93	$ 33.31
Number of options exercisable (in shares) | Options	174,500	1,552
Weighted Average Exercise Price / Share - exercisable	$ 14.20	$ 33.31
Minimum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	2.30	2.30
Minimum | 5.01 - 5.60
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.01	5.01
Minimum | 5.61 - 7.80
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.61	5.61
Minimum | 7.81 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	7.81	7.81
Maximum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.00	5.00
Maximum | 5.01 - 5.60
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.60	5.60
Maximum | 5.61 - 7.80
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	7.80	7.80
Maximum | 7.81 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	$ 33.30	$ 33.30